Cash Equivalents and Investments	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH EQUIVALENTS AND INVESTMENTS

NOTE 4 — CASH EQUIVALENTS AND INVESTMENTS

	December 31, 2021	December 31, 2020
Cash and cash equivalents
Operating accounts	$1,383,533	$976,538
Restricted accounts	—	403,811
Subtotal	$1,383,533	$1,380,349

Held to Maturity Investments
Restricted accounts – certificates of deposit (4 – 24-month maturities, FDIC insured)	$276,429	$276,270
Subtotal	$276,429	$276,270
TOTAL	$1,659,962	$1,656,619